Long-Term Debt (Schedule Of Revolving Credit Facility) (Detail) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended
	Sep. 06, 2013	Mar. 28, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Jul. 22, 2011
Debt Instrument [Line Items]
Equity interest pledged in all domestic subsidiaries, percentage	100.00%
Non-voting equity interest pledged in certain foreign subsidiaries, percentage	100.00%
Outstanding borrowings		$ 1,468,000,000		$ 1,386,900,000		$ 1,450,100,000
Outstanding letters of credit		85,300,000		150,700,000
Parent Company [Member] | Senior Floating Rate Notes Due 2015 [Member]
Debt Instrument [Line Items]
Debt maturity date								2015
North America [Member] | Senior Floating Rate Notes Due 2015 [Member]
Debt Instrument [Line Items]
Interest rate		2.60%	[1]	2.60%	[1]	2.70%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	1,000,000,000			700,000,000		700,000,000			400,000,000
Capital expenditures to fixed charges ratio	100.00%					115.00%
Increase, additional borrowings	250,000,000
Capitalized deferred finance costs				4,900,000		2,300,000		4,800,000
Threshold for line of credit facility percentage of asset based revolving credit facilities	10.00%
Equity interest pledged in foreign subsidiaries, percentage	65.00%
Outstanding borrowings		264,300,000		225,000,000
Total credit under facility		1,000,000,000		1,000,000,000
Undrawn availability		411,900,000	[2]	298,400,000	[2]
Interest rate		1.90%		2.00%
Outstanding letters of credit		28,700,000		112,700,000
Original issuance		Jul. 31, 2011		Jul. 31, 2011
Maturity date		Sep. 30, 2018		Sep. 30, 2018
Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Potential increase in remaining borrowing capacity						100,000,000
Capitalized deferred finance costs				4,900,000		2,300,000		4,800,000
Threshold for line of credit facility borrowings	100,000,000
Line of credit facility commitment fee, percentage	0.25%
Revolving Credit Facility [Member] | Minimum [Member] | Potential Increase
Debt Instrument [Line Items]
Undrawn availability						100,000,000
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit facility commitment fee, percentage	0.375%
Revolving Credit Facility [Member] | UNITED STATES [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity									630,000,000
Undrawn availability		216,200,000		102,100,000
Revolving Credit Facility [Member] | EUROPE [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity									300,000,000
Undrawn availability		117,600,000		143,200,000
Revolving Credit Facility [Member] | CANADA [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity									70,000,000
Undrawn availability		70,000,000		53,100,000
Asset Based Revolving Credit Facility [Member] | UNITED STATES [Member]
Debt Instrument [Line Items]
Undrawn availability				102,100,000		471,000,000
Asset Based Revolving Credit Facility [Member] | EUROPE [Member]
Debt Instrument [Line Items]
Undrawn availability				143,200,000
Asset Based Revolving Credit Facility [Member] | CANADA [Member]
Debt Instrument [Line Items]
Undrawn availability				53,100,000		44,300,000
Asset Based Revolving Credit Facility [Member] | North America [Member]
Debt Instrument [Line Items]
Outstanding borrowings				225,000,000		0
Total credit under facility				1,000,000,000		700,000,000
Undrawn availability				298,400,000	[3]	515,300,000	[3]
Interest rate				2.00%		1.50%
Outstanding letters of credit				$ 112,700,000		$ 18,300,000
Original issuance				Jul. 31, 2011		Jul. 31, 2011
Maturity date				Sep. 30, 2018		Jul. 31, 2017

[1]	The Company may, at its option, redeem the Senior Floating Rate Notes on or after the following dates and percentages (plus accrued and unpaid interest due)
[2]	Total undrawn availability for the U.S. borrower, the Canadian borrower and the European borrowers at March 28, 2014 is $216.2 million, $70.0 million and $117.6 million, respectively. Total undrawn availability for the U.S. borrower, the Canadian borrower and the European borrowers at December 31, 2013 was $102.1 million, $53.1 million and $143.2 million, respectively. The European borrowing base includes an additional borrowing base availability under the Canadian tranche borrowing base availability and the U.S. tranche borrowing base availability less additional European revolving exposure; therefore, the availability of the three tranches individually is greater than the total availability.
[3]	Total undrawn availability for the U.S. borrower, the Canadian borrower and the European borrowers at December 31, 2013 is $ 102.1 million, $ 53.1 million and $ 143.2 million, respectively. Total undrawn availability for the U.S. borrower, and the Canadian borrower at December 31, 2012 was $471.0 million and $44.3 million , respectively.